Schedule of Investments January 31, 2021 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS—84.0%
Consumer Staples—17.3%
Beiersdorf AG - ADR	8,102,702	$179,393,822
Calavo Growers, Inc.	224,412	17,088,974
Cal-Maine Foods, Inc. * (a)	2,855,167	109,467,103
Diageo PLC - ADR	103,680	16,616,794
Henkel AG & Co. KGaA - ADR	1,983,542	46,672,743
Kimberly-Clark Corp.	56,611	7,478,313
Mission Produce, Inc. *	828,645	15,934,843
Pernod Ricard SA - ADR	624,714	23,582,953
Sanderson Farms, Inc.	1,073,199	146,158,972

		562,394,517

Financials#—23.9%
Chubb Ltd.	627,888	91,464,445
Everest Re Group, Ltd.	482,756	101,900,137
MetLife, Inc.	1,048,383	50,479,641
Northern Trust Corp.	1,600,039	142,707,478
Reinsurance Group of America, Inc.	208,252	21,876,873
TowneBank	347,926	8,071,883
Travelers Companies, Inc.	1,647,816	224,597,321
UMB Financial Corp.	336,661	23,892,831
Valley National Bancorp	3,548,303	36,228,174
W.R. Berkley Corp.	217,573	13,519,986
White Mountains Insurance Group, Ltd.	60,582	61,793,640

		776,532,409

Healthcare—17.3%
Baxter International, Inc.	503,238	38,663,776
Dentsply Sirona, Inc.	2,623,500	140,331,015
Globus Medical, Inc. - Class A *	100,350	6,190,591
ICU Medical, Inc. *	452,624	92,552,555
Merit Medical Systems, Inc. *	733,865	39,738,790
Smith & Nephew - ADR	3,518,619	148,696,839
Universal Health Services, Inc. - Class B	117,729	14,678,452
Varian Medical Systems, Inc. *	458,033	80,416,854

		561,268,872

Industrials—3.7%
ABB Ltd. - ADR	263,447	7,774,321
Lindsay Corp.	54,754	7,656,252
Mueller Water Products, Inc. - Class A	6,343,029	76,052,918
Northrop Grumman Corp.	47,187	13,524,266
Werner Enterprises, Inc.	395,258	15,509,924

		120,517,681

Information Technology—3.3%
Amphenol Corp. - Class A	422,180	52,721,838
MTS Systems Corp.	947,607	55,472,914

		108,194,752

Materials—0.1%
AptarGroup, Inc.	36,353	4,833,858

Real Estate—10.6%
AvalonBay Communities, Inc.	247,129	40,447,603
Boston Properties, Inc.	364,101	33,231,498
CBRE Group, Inc. - Class A *	144,338	8,801,731
Equity Commonwealth (a)	7,240,999	206,440,882
Healthcare Realty Trust, Inc.	1,881,751	56,471,348

		345,393,062

Utilities—7.8%
Artesian Resources Corp.	8,115	331,741
Avista Corp.	798,557	29,929,916
California Water Service Group	615,129	33,610,649
Essential Utilities, Inc.	1,202,946	55,696,400
IDACORP, Inc.	248,048	21,902,639
Middlesex Water Co.	96,163	7,654,575
SJW Group	1,326,701	87,787,805
United Utilities Group PLC - ADR	644,852	17,056,335

		253,970,060

Total Common Stocks (Cost $2,469,833,527)		2,680,383,373

CONVERTIBLE PREFERRED STOCKS—8.8%
Financials#—2.7%
Charles Schwab Corp, Series D, 5.950%	542,987	14,030,784
MetLife, Inc., Series E, 5.625%	241,509	6,663,233
MetLife, Inc., Series F, 4.750%	508,762	13,227,812
US Bancorp, Series B, 3.500%	1,701,890	40,947,473
US Bancorp, Series F, 6.500%	487,494	12,762,593

		87,631,895

Healthcare—3.9%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	2,285,160	128,608,805

Utilities—2.2%
Essential Utilities, Inc., 6.000%, 4/30/2022	1,205,091	71,160,624

Total Convertible Preferred Stocks (Cost $271,004,135)		287,401,324

SHORT-TERM INVESTMENT—7.7%
First American Government Obligations Fund, Class X, 0.04% ^ (Cost $248,400,119)	248,400,119	248,400,119

Total Investments—100.5% (Cost $2,989,237,781)		3,216,184,816
Other Assets and Liabilities, Net—(0.5)%		37,099,828

Total Net Assets—100.0%		$3,253,284,644

*	Non-income producing security.

#

The Fund is signficantly invested in this sector and therefore is subject to additional risks. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of January 31, 2021.

ADR- American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,680,383,373	$—	$—	$2,680,383,373
Convertible Preferred Stocks	287,401,324	—	—	287,401,324
Short-Term Investment	248,400,119	—	—	248,400,119

Total Investments	$3,216,184,816	$—	$—	$3,216,184,816

Refer to the Schedule of Investments for further information on the classification of investments.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended January 31, 2021, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Cal-Maine Foods, Inc.*	784,905	2,109,215	38,953	2,855,167
Equity Commonwealth*	1,818,709	5,521,079	98,789	7,240,999

	Value as of January 31, 2021	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Cal-Maine Foods, Inc.*	$109,467,103	$—	$—	$60,739	$(8,262,564)
Equity Commonwealth*	206,440,882	$20,102,730	$—	$189,983	$(21,605,556)

*	The security was not an affiliate as of April 30, 2020